Description of Plan (Details) - Bar Harbor Bankshares 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) age
Description of Plan
Minimum age for Plan eligibility	18
Minimum service period for Plan eligibility	0 years
Employee contribution	90.00%
Age for contribution eligibility	50
Annual automatic deferral increase rate (in %)	1.00%
Vesting percentage	100.00%
Vesting percentage, in the event of plan termination	100.00%
Threshold age for withdrawal	59.5
Note receivable, maximum borrowing amount | $	$ 50,000
Note receivable, interest spread rate over the Prime Rate (%)	1.00%
Note receivable, loan interest rate (%)	50.00%
Minimum
Description of Plan
Participants automatic deferral rate (in %)	3.00%
Loan interest rate	4.25%
Maximum
Description of Plan
Participants automatic deferral rate (in %)	6.00%
Loan interest rate	9.50%
Loan term	5 years
First Tier
Description of Plan
Employer matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	3.00%
Second Tier
Description of Plan
Employer matching contribution (as a percent)	50.00%
Second Tier | Minimum
Description of Plan
Participant compensation matched (as a percent)	3.00%
Second Tier | Maximum
Description of Plan
Participant compensation matched (as a percent)	5.00%